Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 07, 2017	Oct. 19, 2015	Mar. 31, 2017	Dec. 31, 2016	Apr. 20, 2017	Dec. 31, 2015
FederalDepositInsuranceCorporationPremiumExpense			$ 250,000	$ 250,000
Restricted Cash and Cash Equivalents, Noncurrent			325,000,000	325,000,000		$ 325,000,000
Assets Held-in-trust, Current			$ 728,968	567,469
Deferred Offering Costs				$ 18,700,000
Notes Payable, Related Parties	$ 450,000
Business Combination, Control Obtained Description		Pursuant to the Company’s Amended and Restated Certificate of Incorporation, if the Company is unable to complete its initial Business Combination by October 19, 2017, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining holders of common stock and the Company’s board of directors, dissolve and liquidate. If the Company is unable to consummate an initial Business Combination and is forced to redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not released to the Company to pay any of its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses).
Subsequent Event [Member]
Notes Payable, Related Parties					$ 400,000
Business Combination, Control Obtained Description	Company issued notes payable to its officers and directors (or their affiliates) which totaled $450,000. These notes do not bear interest, and are repayable upon the consummation of the Companys initial merger, capital stock exchange, asset acquisition, or other similar business combination. Upon consummation of a business combination, the note holders have the option to convert up to $1,500,000 of aggregate principal balances into warrants at a price of $1.00 per warrant.
Investment Warrants, Exercise Price	$ 1.00